Revenue - Disaggregation of revenue (Details) t in Thousands, $ in Thousands	1 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2022 t	Jul. 31, 2021 t	Sep. 30, 2023 USD ($) $ / barrel t	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) t	Dec. 31, 2023 t	Jun. 30, 2021 ft³
Disaggregation of Revenue [Line Items]
Total operating revenues			$ 218,750	$ 208,600
Oil price per barrel (in usd per barrel) | $ / barrel			60
Revenue from contract with customer, excluding assessed tax, underutilization					$ 6,600
Decrease in revenue, demurrage cost			$ 300	900
Decrease in revenue, liquidated damages			$ 400	400
Hilli LLC
Disaggregation of Revenue [Line Items]
Capacity, cubic feet | ft³							500,000,000,000
Increase capacity utilization, tons | t			40
Annual capacity, tons | t					1,400
Expected increase of capacity per annum | t	200	200
Expected capacity per annum | t	1,400
Hilli LLC | Scenario, Forecast
Disaggregation of Revenue [Line Items]
2023 contracted capacity, tons | t						1,440
Hilli LLC | Maximum
Disaggregation of Revenue [Line Items]
Expected increase of capacity per annum | t	400
Golar Tundra [Member]
Disaggregation of Revenue [Line Items]
Total operating revenues			$ 13,800	0
Other Operating Income (Expense)
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax, underutilization			2,500
Base tolling fee
Disaggregation of Revenue [Line Items]
Total operating revenues			153,376	153,376
Liquefaction services revenue
Disaggregation of Revenue [Line Items]
Total operating revenues			172,985	178,314
Amortization of deferred commissioning period revenue billing			3,081	3,081
Amortization of day 1 gain			9,380	19,442
Overproduction revenue			4,074	0
Revenue from contract with customer			3,750	3,750
Other			(676)	(1,335)
Liquefaction services revenue | Sales
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, excluding assessed tax, underutilization			4,100
Vessel management fees and other revenues
Disaggregation of Revenue [Line Items]
Total operating revenues			29,576	26,070
Management fee revenue			15,558	20,322
Service revenue			13,798	5,144
Other revenue			$ 220	$ 604